Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2013	Dec. 01, 2014
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share		$ 0.001	$ 0.001	$ 0.001
Common stock, shares, outstanding		72,076,487	76,076,487	60,145,237
Private Placement
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share		$ 0.001	$ 0.001
Common stock, shares, outstanding		76,076,487
Proceeds from Issuance of Common Stock	$ 2,850,000	$ 800,000
Series B Warrants | Private Placement
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock aggregate issuance		4,000,000
Series B Warrants | Subsequent Event | Minimum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share					$ 0.20
Series B Warrants | Subsequent Event | Maximum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share					$ 0.35
Series C Warrants | Subsequent Event | Minimum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share					$ 0.20
Series C Warrants | Subsequent Event | Maximum
Business Acquisition, Equity Interests Issued Or Issuable [Line Items]
Common stock, par or stated value per share					$ 0.40